Consolidated Statements of Cash flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net Income (loss)	$ (1,517,161)	$ (8,122,070)	$ 1,366,257
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash operating lease expenses	60,785	25,982	22,451
Stock based compensation			20,000
Depreciation and amortization	1,237,229	1,143,064	1,224,672
Provision (reverse) for accounts receivable	127,568	37,885	(186,814)
Reverse for other receivables	(55,382)
Inventories provision (reserve)	(813,619)	388,253	444,894
Deferred tax expense (benefit)	(406,845)	203,544	189,838
Unrealized loss from investment in securities	819,432	5,527,381	853,000
Investment (income)		(4,016)	(40,196)
Share of results of associates	204,648
Loss on disposal of Long term investment	101,354
Property and equipment written off	526		8,755
Changes in operating assets and liabilities:
Accounts receivable	378,389	(1,223,035)	1,027,671
Bank acceptance notes receivable	949,455	(1,665,594)	8,744,826
Inventories	958,655	3,403,831	2,230,723
Prepayment to suppliers	(65,476)	492,858	41,869
Other current assets	(1,506,472)	1,414,305	(1,198,646)
Accounts payable	378,976	(1,618,317)	(805,443)
Contract liabilities	(571,880)	502,535	(1,827,461)
Contract liabilities - related parties			(17,066)
Deferred government grants	(96,364)	(126,198)	(275,963)
Taxes payable	101,845	(612,274)	584,693
Accrued expenses and other payables	359,167	539,782	301,165
Operating lease liabilities	(100,592)	4,293	(55,036)
Net cash provided by operating activities	544,238	312,209	12,654,188
Cash flows from investing activities:
Purchase of property and equipment	(240,133)	(179,759)	(2,033,510)
Payment for construction in progress	(2,613,123)	(1,668,924)	(1,198,759)
Purchase of intangible assets	(1,078,215)	(1,865,406)	(26,683)
Cash received from disposal of Long term investment	463,629
Dividend received	56,198
Payment for short term investment		(1,000,000)
Proceeds from short term investment	1,000,000
Payments on long term investment	(1,404,938)
Redemption from marketable securities	4,800,000
Purchase of non controlling interest		(28,356)
Net cash provided by (used in) investing activities	983,418	(4,742,445)	(3,258,952)
Cash flows from financing activities:
Proceeds from bank loans		496,222	3,204,541
Repayment of bank loans	(491,728)	(141,778)	(3,051,944)
Repayment of bank notes payable		(1,544,722)	(6,090,126)
Non controlling interest contribution		56,711
Dividend paid		(1,787,517)
Net cash used in financing activities	(491,728)	(2,921,084)	(5,937,529)
Effect of exchange rate change on Cash, cash equivalents and restricted cash	1,305,079	(151,446)	(1,086,067)
Net increase (decrease) in Cash, cash equivalents and restricted cash	2,341,007	(7,502,766)	2,371,640
Cash, cash equivalents and restricted cash at beginning of year	7,476,247	14,979,013	12,607,373
Cash, cash equivalents and restricted cash at end of year	9,817,254	7,476,247	14,979,013
Supplemental cash flow information
Cash paid for interest	4,262	3,656	$ 122,237
Cash paid for income taxes	21,910	$ 27,440
Supplemental non-cash activities
Unpaid RMB 15,000,000 ($2,107,407) of 25% euqity investment (total considerarion of RMB 25,000,000) to Caihou Capital (Shenzhen) Group	$ 2,107,407